Selling, General and Administrative Expenses (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Selling General And Administrative Expenses Abstract
Expenses in respect of acquisition of CPV Group	$ 42	$ 5